LEASES - Estimated additional variable (non-lease) rent payment obligations (Details)	12 Months Ended
Mar. 31, 2022 CAD ($)
Undiscounted contractual obligations
Additional Rent Payments	$ 5,251,405
Less than 1 year
Undiscounted contractual obligations
Additional Rent Payments	750,769
1 to 2 years
Undiscounted contractual obligations
Additional Rent Payments	683,039
2 to 3 years
Undiscounted contractual obligations
Additional Rent Payments	616,934
3 to 4 years
Undiscounted contractual obligations
Additional Rent Payments	619,064
4 to 5 years
Undiscounted contractual obligations
Additional Rent Payments	519,283
Beyond 5 years
Undiscounted contractual obligations
Additional Rent Payments	$ 2,062,316